CIRR-system - Subclassifications of financial information (Details) - SEK (kr) kr in Thousands	3 Months Ended					6 Months Ended				12 Months Ended
	Jun. 30, 2022		Mar. 31, 2022	Jun. 30, 2021		Jun. 30, 2022		Jun. 30, 2021		Dec. 31, 2021	Dec. 31, 2020
Sub-classifications of financial information
Concessionary loans outstanding	kr 356,000					kr 356,000				kr 315,000
Operating result of previous concessionary credit program						(9,000)		kr (11,000)
Administrative compensation for concessionary loans						424		1,000
Comprehensive income
Interest income	994,000		kr 685,000	kr 678,000		1,679,000		1,338,000		2,719,000
Interest expenses	(489,000)		(200,000)	(210,000)		(689,000)		(385,000)		(812,000)
Exchange-rate differences	(7,000)		0	1,000		(7,000)		(2,000)		(2,000)
Financial position
Cash and cash equivalents	15,901,000	[1]		5,549,000	[1]	15,901,000	[1]	5,549,000	[1]	11,128,000 [1]	kr 3,362,000
Derivatives	14,410,000					14,410,000				8,419,000
Other assets	545,000					545,000				7,451,000
Prepaid expenses and accrued revenues	2,282,000					2,282,000				1,913,000
Total assets	360,862,000					360,862,000				333,647,000
Derivatives	14,006,000					14,006,000				14,729,000
Accrued expenses and prepaid revenues	2,234,000					2,234,000				1,875,000
Total liabilities	340,095,000					340,095,000				312,839,000
Committed undisbursed loans	67,788,000					67,788,000				53,871,000
Binding offers	3,846,000					3,846,000				1,510,000
CIRR-System
Comprehensive income
Interest income	556,000		557,000	498,000		1,113,000		985,000		2,105,000
Interest expenses	(517,000)		(513,000)	(494,000)		(1,030,000)		(1,014,000)		(2,061,000)
Interest compensation	2,000			7,000		2,000		7,000		7,000
Exchange-rate differences	1,000		1,000	0		2,000		(1,000)		(1,000)
Profit before compensation to SEK	42,000		45,000	11,000		87,000		(23,000)		50,000
Administrative remuneration to SEK	(58,000)		(56,000)	(47,000)		(114,000)		(92,000)		(197,000)
Operating profit CIRR-system	(16,000)		(11,000)	(36,000)		(27,000)		(115,000)		(147,000)
Reimbursement to (-) / from (+) the State	16,000		kr 11,000	kr 36,000		27,000		kr 115,000		147,000
Financial position
Cash and cash equivalents	1,000					1,000				8,000
Loans	95,031,000					95,031,000				87,872,000
Derivatives	4,462,000					4,462,000				36,000
Other assets	396,000					396,000				7,359,000
Prepaid expenses and accrued revenues	723,000					723,000				470,000
Total assets	100,613,000					100,613,000				95,745,000
Liabilities	99,908,000					99,908,000				88,092,000
Derivatives										7,060,000
Accrued expenses and prepaid revenues	705,000					705,000				593,000
Total liabilities	100,613,000					100,613,000				95,745,000
Committed undisbursed loans	47,839,000					47,839,000				39,084,000
Binding offers	kr 3,536,000					kr 3,536,000				kr 1,510,000

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date.